Consolidated Balance Sheets (Parenthetical) - $ / shares	Jul. 02, 2026	Mar. 31, 2026	Jul. 02, 2025	Mar. 31, 2025
Common stock, shares authorized			500,000,000
Common Class A [Member]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	[1]
Common stock, shares authorized		450,000,000	450,000,000	450,000,000	[1]
Common stock, shares, issued		10,000,000		10,000,000	[1]
Common stock, shares, outstanding		10,000,000		10,000,000	[1]
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		50,000,000	50,000,000	50,000,000
Common stock, shares, issued		1,000,000		1,000,000
Common stock, shares, outstanding		1,000,000		1,000,000

[1]	The shares data is presented on a retroactive basis to reflect the Reorganization (Note 1).